UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:1/31/08

Item 1.  Reports to Stockholders.

AlphaStream Special

Equity Fund

Semi-Annual Report

January 31, 2008

1-877-900-6565

www.alphastreamfunds.com

Distributed by Aquarius Fund Distributors, LLC

Member FINRA/SIPC

Dear Shareholder,

It is a privilege to provide the first semi-annual shareholder letter for the AlphaStream Special Equity Fund.  Since the fund’s inception on August 1, 2007, it has certainly proven to be a difficult period in market history to launch a new mutual fund and we are honored by your trust and commitment.

Investors with whom we communicate often ask for our opinion of market conditions.  Declining housing prices, major hedge fund redemptions, illiquid derivative and mortgage-backed investments, interest rate fluctuations, credit contraction, weak consumer spending – we believe these and so many other world-wide economic and market complexities make any prediction of stock market movement difficult at best.  It strikes us that asking what the markets are going to do is indicative of a long-standing behavior of investors looking for some sense of assurance regarding their investment decisions.

The AlphaStream Special Equity Fund represents a different approach, a new mindset if you will, to establishing a path to investment success and peace of mind.  You may have been introduced to the objective of the fund in the prospectus or on the website (www.alphastreamfunds.com), but it bears repeating – it’s our common objective to achieve long-term net-of-fees-and-expenses performance that regularly exceeds the gross return of the S&P 500.  We believe that objective is attainable regardless of whether the stock market is going up or down.  You may question how that is possible.

Rather than offer opinion, our fresh approach endeavors to capitalize on the benefits of early shifts in long-term investor behavior manifested by changes in investor psychology.  In our judgment, one of the most desirable attributes of the AlphaStream™ Model that governs your mutual fund is its attention to the ever-changing mass psychology of investors and the resulting manifestation in behavior and market pricing.  Our assessment is that the old mindset fosters the bullish and bearish opinions that create the market.  We want to use that old mindset to our benefit without becoming part of it.

At AlphaStream™, we believe successful investing also emanates from having confidence in your investment system so as not to “tweak” or abandon its precepts when emotional fortitude is piqued by an extremely volatile market.   Peace of mind can come from knowing that the AlphaStream™ Model is designed to assess the nuances of change in investor psychology and adjust our portfolio holdings according to time-tested disciplines, not impulsive tweaking.

We encourage our shareholders to focus on the probability of achieving our performance objective, as we did during the design of the AlphaStream Model™, rather than focusing solely on the objective.   In our opinion, focusing on a desired return without any idea as to how often the result might occur is analogous to high-stakes betting without knowing the odds of the game.  By focusing on probabilities of return rather than return itself, the resulting investment system also tends to facilitate the math of successful investing, i.e. compounding and dollar-cost averaging.  This allows important math to work for the investor rather than against them.

So rather than offer market commentary and forecasts, in this and future semi-annual reports we prefer to offer updates on something we believe is far more important to our shareholders – the ongoing efficacy of the model and the probabilities of meeting our stated objective.

The total net-return of the AlphaStream™ Model (based on purchasing twenty industry groups for every monthly measurement period, estimated fees and expenses totaling 2% annually accrued monthly in arrears from inception in April 1993 through January 2008) has exceeded the total gross-return of the S&P 500:

✓

82.2% of 174 rolling six-month periods

✓

89.2% of 167 consecutive rolling 12-month periods

✓

99.4%, or 153 out of 154 consecutive rolling 24-month periods

✓

100% of 142 consecutive rolling 36-month periods

Note:  The statistics shown above are for the model and are not based on actual fund performance. The S&P 500 (ticker symbol SPX) is a widely recognized index of common stocks. An investment cannot be made directly in an index.

We advocate analyzing specified periods of rolling total performance because we believe this provides the most objective assessment of performance and mitigates potential benefit derived from selective point-to-point performance measurement.  For example, the AlphaStream™ Model produced a positive total return (net-of-fees-and-expenses) in 84% of the 174 rolling six-month periods and 91% of the 167 rolling 12-month periods from April 1993 through January 2008.  These model statistics compare to the S&P 500 providing a positive gross total return in 72% of the six-month rolling periods and 77% in the 12-month rolling periods*.

The actual performance history of the fund is very brief.  Thus we are only able to offer a six-month total return at this time.

Returns Since Inception August 1, 2008 to January 31, 2008
AlphaStream Special Equity Fund Investor Shares	-11.30%
AlphaStream Special Equity Fund Retail Shares	-10.80%
S&P 500 Index	-5.01%

Note: The performance data quoted here represents past performance. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The fund has a 12b-1 fee of 1% on the Investor class of shares and a redemption fee of 1% if shares are held less than 30 days .The total annual operating expense ratio as stated in the fee table to the fund’s prospectus dated August 1, 2007 is 2.52% for the Investor Shares and 1.52% for the Retail shares.

Whether it’s the performance of the AlphaStream Special Equity Fund or any other investment strategy, we encourage our shareholders to utilize a 24-month rolling total return to gauge the efficacy of any investment.  In our opinion anything shorter than 24-months holds the potential to inject random luck into the comparison; anything longer than 24 months may camouflage an investment system that is loosing its effectiveness.  When the AlphaStream Special Equity fund is two-years old, it is our intent to include this 24-month rolling data on our website.

Despite having to position a new portfolio in a volatile and declining stock market environment, we are extremely pleased with the early months of the model’s implementation.  We extend our gratitude to the traders, custodians, administrators, accountants, compliance officers and others who provided their valuable professional services to the mutual fund during this start-up phase.  We thank them for their early contributions to our successful launch.

We especially thank you for becoming a shareholder in the AlphaStream Special Equity Fund.  We are grateful for your trust and will strive to provide a fulfilling and profitable investment experience.

Robert S. McWilliams, Jr., President

AlphaStream Portfolios, Inc.

*Actual results of the AlphaStream™ Special Equity Fund may vary from the investment model for the fund due to variations in actual expenses from estimated expenses, impact of trading and stock market volatility, as well as portfolio manager implementation of the investment model.  Actual investment return and principal value will vary.  Investors’ shares when redeemed may be worth more or less than original cost. Returns and historical probabilities do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The Fund’s prospectus which can be obtained at www.alphastreamfunds.com or by calling 1-877-900-6565 contains more complete information, including fees, expenses and risks involved in investing in newly-formed public companies and should be read carefully before investing.  The fund is distributed by Aquarius Fund Distributers, LLC, member FINRA/SIPC

0270-AFD-3/24/2008

AlphaStream Special Equity Fund
PORTFOLIO REVIEW
January 31, 2008 (Unaudited)

% of
Top Holdings by Industry	Net Assets
Oil & Gas	9.3%
Commercial Services	8.2%
Aerospace/Defense	6.4%
Telecommunications	5.2%
Food	5.1%
Chemicals	5.0%
Environmental Control	4.9%
Machinery - Diversified	4.9%
Healthcare - Products	4.3%
Internet	4.2%
Other, Cash & Cash Equivalents	42.5%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)
	Shares		Value
		COMMON STOCKS - 93.2%
		AEROSPACE/DEFENSE - 6.4%
	680	AAR Corp. *	$ 20,033
	2,830	Aerovironment, Inc. *	65,118
	230	Alliant Techsystems, Inc. *	24,346
	3,690	Argon ST, Inc. *	65,018
	300	Arotech Corp. *	564
	610	Astronics Corp. *	19,996
	490	BE Aerospace, Inc. *	18,919
	1,950	CAE, Inc.	21,957
	520	Curtiss-Wright Corp.	21,684
	1,260	DRS Technologies, Inc.	67,624
	680	Ducommun, Inc. *	21,488
	1,150	Elbit Systems Ltd.	72,519
	500	Esterline Technologies Corp. *	23,295
	2,230	GenCorp, Inc. *	26,180
	370	Goodrich Corp.	23,143
	480	Heico Corp.	21,365
	4,990	Herley Industries, Inc. *	61,776
	2,680	Innovative Solutions & Support, Inc. *	30,096
	490	Kaman Corp.	14,475
	8,020	Kratos Defense & Security Solutions, Inc. *	17,804
	650	L-3 Communications Holdings, Inc.	72,040
	2,100	Limco-Piedmont, Inc. *	14,700
	980	LMI Aerospace, Inc. *	19,776
	570	Moog, Inc. *	26,243
	1,060	Orbital Sciences Corp. *	24,698
	360	Rockwell Collins, Inc.	22,752
	1,550	SIFCO Industries, Inc. *	23,374
	750	Spirit Aerosystems Holdings, Inc. *	20,715
	490	Teledyne Technologies, Inc. *	25,299
	580	TransDigm Group, Inc. *	24,000
	320	Triumph Group, Inc.	17,280
	240	United Technologies Corp.	17,618
			945,895

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited) (continued)
	Shares		Value
		AGRICULTURE - 2.5%
	6,050	Agria Corp. *	$ 46,343
	1,720	Alico, Inc.	73,530
	1,400	Andersons, Inc.	63,770
	540	Bunge Ltd.	63,974
	3,160	Cresud SA, ADR	54,605
	2,150	Maui Land & Pineapple Co, Inc. *	59,125
			361,347
		BIOTECHNOLOGY - 1.4%
	570	Affymetrix, Inc. *	11,434
	710	Applera Corp. - Celera Group *	10,877
	480	Clinical Data, Inc. *	10,066
	1,520	Enzo Biochem, Inc. *	14,197
	210	Illumina, Inc. *	13,377
	2,400	Inovio Biomedical Corp. *	2,112
	870	Nanosphere, Inc. *	10,457
	3,870	Orchid Cellmark, Inc. *	19,234
	9,470	Origin Agritech Ltd. *	74,813
	4,330	Response Genetics, Inc. *	21,044
	660	WuXi PharmaTech Cayman, Inc. ADR *	16,625
			204,236
		BUILDING MATERIALS - 0.1%
	380	Trane, Inc.	17,016

		CHEMICALS - 5.0%
	1,040	Agrium, Inc.	66,997
	690	CF Industries Holdings, Inc.	73,782
	370	EI Du Pont de Nemours & Co.	16,717
	560	Monsanto Co.	62,966
	800	Mosaic Co. *	72,808
	12,260	New Oriental Energy & Chemical Corp. *	73,560
	930	Olin Corp.	19,056
	520	Potash Corp. of Saskatchewan	73,258
	420	Sociedad Quimica y Minera de Chile SA ADR	74,437
	1,240	Syngenta AG ADR	65,398
	1,580	Terra Industries, Inc. *	71,210
	500	Terra Nitrogen Co. LP	68,815
			739,004
	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited) (continued)
	Shares		Value
		COAL - 0.1%
	500	Walter Industries, Inc.	$ 20,960

		COMMERCIAL SERVICES - 8.2%
	1,250	AerCap Holdings NV *	23,075
	1,400	Albany Molecular Research, Inc. *	15,064
	1,130	American Public Education, Inc. *	44,533
	680	Apollo Group, Inc. *	54,223
	1,360	Bright Horizons Family Solutions, Inc. *	57,895
	710	Capella Education Co. *	44,787
	1,880	Career Education Corp. *	40,871
	320	Chemed Corp.	16,394
	5,550	ChinaEdu Corp. *	39,405
	3,060	Corinthian Colleges, Inc. *	25,857
	910	DeVry, Inc.	50,223
	5,090	Great Lakes Dredge & Dock Corp.	32,220
	3,130	Hill International, Inc. *	37,529
	11,550	Hooper Holmes, Inc. *	16,632
	1,680	Integramed America, Inc. *	19,656
	550	ITT Educational Services, Inc. *	50,242
	1,820	K12, Inc. *	41,860
	400	Kendle International, Inc. *	16,956
	510	Kenexa Corp. *	9,058
	2,050	Learning Tree International, Inc. *	36,921
	3,200	Lincoln Educational Services Corp. *	40,128
	2,250	Luna Innovations, Inc. *	13,387
	1,440	McKesson Corp.	90,418
	590	New Oriental Education & Technology Group ADR*	33,453
	390	Parexel International Corp. *	21,220
	480	Pharmaceutical Product Development, Inc.	20,813
	490	PharmaNet Development Group, Inc. *	19,972
	5,660	Princeton Review, Inc. *	44,657
	1,690	Quanta Services, Inc. *	37,045
	280	Strayer Education, Inc.	48,322
	840	SuccessFactors, Inc. *	7,568
	1,150	Team, Inc. *	34,557
	2,770	Universal Technical Institute, Inc. *	41,218
	6,380	Versar, Inc. *	39,939
	6,450	Willdan Group, Inc. *	38,442
			1,204,540

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited) (continued)
	Shares		Value
		COMPUTERS - 0.9%
	1,310	Catapult Communications Corp. *	$ 8,436
	5,030	Digimarc Corp. *	41,548
	5,360	Icad, Inc. *	12,435
	1,120	Integral Systems, Inc.	28,336
	380	Manhattan Associates, Inc. *	9,420
	790	Netscout Systems, Inc. *	7,750
	540	Silicon Graphics, Inc. *	11,313
	6,435	Wave Systems Corp. *	10,811
			130,049
		DISTRIBUTION / WHOLESALE - 1.9%
	2,730	Chindex International, Inc. *	86,514
	40	Mitsui & Co. Ltd. ADR	16,286
	2,360	MWI Veterinary Supply, Inc. *	90,223
	2,220	Owens & Minor, Inc.	91,730
			284,753
		ELECTRIC - 0.1%
	660	MDU Resources Group, Inc.	17,107

		ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
	350	Emerson Electric Co.	17,794
	250	Hitachi Ltd. ADR	18,743
			36,537
		ELECTRONICS - 1.9%
	170	Analogic Corp.	10,040
	310	Applera Corp. - Applied Biosystems Group	9,774
	1,870	Axsys Technologies, Inc. *	70,798
	1,750	Cubic Corp.	47,005
	2,190	Flir Systems, Inc. *	66,313
	6,500	Ionatron, Inc. *	18,265
	450	Koninklijke Philips Electronics NV ADR	17,730
	460	OSI Systems, Inc. *	10,732
	400	OYO Geospace Corp. *	21,136
			271,793

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited) (continued)
	Shares		Value
		ENGINEERING & CONSTRUCTION - 3.4%
	1,520	Aecom Technology Corp. *	$ 37,438
	760	Chicago Bridge & Iron Co. NV	33,812
	1,710	Empresas ICA SAB de CV ADR *	44,289
	3,910	ENGlobal Corp. *	37,692
	290	Fluor Corp.	35,284
	1,230	Granite Construction, Inc.	46,826
	480	Jacobs Engineering Group, Inc. *	36,691
	1,140	KBR, Inc. *	36,013
	3,490	Meadow Valley Corp. *	38,704
	1,070	Perini Corp. *	37,397
	730	Shaw Group, Inc. *	41,245
	2,030	Sterling Construction Co, Inc. *	41,635
	190	URS Corp. *	35,998
			503,024
		ENTERTAINMENT - 0.3%
	2,420	Macrovision Corp. *	40,632

		ENVIRONMENTAL CONTROL - 4.9%
	3,800	Allied Waste Industries, Inc. *	37,430
	1,830	American Ecology Corp.	41,870
	2,640	Calgon Carbon Corp. *	40,603
	3,210	Casella Waste Systems, Inc. *	38,937
	810	Clean Harbors, Inc. *	44,939
	5,440	Darling International, Inc. *	63,104
	5,560	Industrial Services of America, Inc.	40,310
	16,960	Perma-Fix Environmental Services *	36,464
	1,340	Republic Services, Inc.	40,200
	710	Stericycle, Inc. *	42,075
	1,950	Tetra Tech, Inc. *	38,396
	5,240	TRC Cos, Inc. *	35,580
	1,360	Waste Connections, Inc. *	39,658
	1,150	Waste Industries USA, Inc.	41,596
	1,280	Waste Management, Inc.	41,523
	4,890	Waste Services, Inc. *	46,259
	6,490	WCA Waste Corp. *	48,675
			717,619

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited) (continued)
	Shares		Value
		FOOD - 5.1%
	9,710	American Dairy, Inc. *	$ 105,353
	4,990	Cosan Ltd. *	71,607
	4,860	Dean Foods Co.	136,080
	6,960	Groupe Danone ADR	111,356
	3,350	Imperial Sugar Co.	73,633
	12,320	Lifeway Foods, Inc. *	126,526
	10	Seaboard Corp.	13,028
	960	Wimm-Bill-Dann Foods ADR	111,360
			748,943
		HEALTHCARE - PRODUCTS - 4.3%
	330	Abaxis, Inc. *	10,742
	740	Accuray, Inc. *	7,045
	1,250	Angeion Corp. *	9,788
	850	Aspect Medical Systems, Inc. *	10,676
	1,020	AtriCure, Inc. *	14,219
	160	Beckman Coulter, Inc.	10,640
	890	Bruker BioSciences Corp. *	9,123
	2,180	BSD Medical Corp. *	12,644
	1,960	Caliper Life Sciences, Inc. *	8,702
	1,940	Candela Corp. *	7,469
	810	Cantel Medical Corp. *	9,380
	1,430	Cardiac Science Corp. *	11,855
	1,160	Cardica, Inc. *	10,034
	450	Cepheid, Inc. *	13,743
	250	China Medical Technologies, Inc. ADR	11,917
	760	Cutera, Inc. *	9,492
	410	Cynosure, Inc. *	10,180
	320	Datascope Corp.	10,374
	2,370	Electro-Optical Sciences, Inc. *	11,755
	530	Given Imaging Ltd. *	8,782
	190	Haemonetics Corp. *	11,370
	410	Hansen Medical, Inc. *	7,331
	2,570	HealthTronics, Inc. *	10,434
	210	Hillenbrand Industries, Inc.	10,861
	170	Hologic, Inc. *	10,941
	200	Idexx Laboratories, Inc. *	11,274
	14,200	Immunicon Corp. *	10,366
	40	Intuitive Surgical, Inc. *	10,160

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited) (continued)
	Shares		Value
		HEALTHCARE - PRODUCTS (continued)
	630	IRIS International, Inc. *	$ 11,302
	190	Kinetic Concepts, Inc. *	9,458
	730	Luminex Corp. *	10,928
	340	Masimo Corp. *	12,135
	1,070	Medtox Scientific, Inc. *	18,907
	290	Mindray Medical International Ltd. ADR	9,866
	3,630	Minrad International, Inc. *	9,511
	640	Natus Medical, Inc. *	11,008
	790	NxStage Medical, Inc. *	9,591
	770	Palomar Medical Technologies, Inc. *	11,103
	4,820	PSS World Medical, Inc. *	83,338
	350	Sirona Dental Systems, Inc. *	9,671
	500	Somanetics Corp. *	13,400
	350	SonoSite, Inc. *	12,191
	730	Spectranetics Corp. *	9,110
	960	Stereotaxis, Inc. *	6,701
	400	STERIS Corp.	9,912
	880	Syneron Medical Ltd. *	13,394
	530	TomoTherapy, Inc. *	7,849
	240	Varian Medical Systems, Inc. *	12,478
	130	Ventana Medical Systems, Inc. *	11,577
	770	Vnus Medical Technologies, Inc. *	10,203
	940	Volcano Corp. *	10,293
	470	Zoll Medical Corp. *	12,530
			627,753
		HEALTHCARE - SERVICES - 2.1%
	390	Air Methods Corp. *	17,893
	2,010	Alliance Imaging, Inc. *	21,366
	2,390	Bio-Imaging Technologies, Inc. *	19,311
	590	Bio-Reference Labs, Inc. *	16,166
	6,040	Clarient, Inc. *	14,315
	220	Covance, Inc. *	18,295
	640	Genoptix, Inc. *	23,814
	300	Healthways, Inc. *	16,890
	6,600	Hythiam, Inc. *	16,830
	300	Icon Plc ADR *	18,804
	240	Laboratory Corp. of America Holdings *	17,731
	860	Matria Healthcare, Inc. *	24,820

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited) (continued)
	Shares		Value
		HEALTHCARE - SERVICES (continued)
	940	MDS, Inc. *	$ 15,858
	910	Nighthawk Radiology Holdings, Inc. *	14,469
	1,200	Psychemedics Corp.	20,400
	370	Quest Diagnostics, Inc.	18,248
	950	Virtual Radiologic Corp. *	14,383
			309,593
		HOLDING COMPANIES - 0.2%
	740	China Natural Resources, Inc. *	13,942
	370	Leucadia National Corp.	16,343
			30,285
		HOUSEHOLD PRODUCTS - 0.6%
	250	Fortune Brands, Inc.	17,480
	1,980	Scotts Miracle-Gro Co.	77,299
			94,779
		INTERNET - 4.2%
	11,500	ActivIdentity Corp. *	38,525
	1,680	Aladdin Knowledge Systems Ltd. *	35,465
	1,000	Attunity Ltd. *	380
	1,320	Blue Coat Systems, Inc. *	35,468
	1,790	CDC Corp. *	7,482
	1,990	Check Point Software Technologies *	42,387
	1,040	Chordiant Software, Inc. *	9,069
	2,460	Clicksoftware Technologies Ltd. *	7,060
	7,040	Copernic, Inc. *	8,870
	300	DealerTrack Holdings, Inc. *	8,088
	22,990	Entrust, Inc. *	47,589
	1,810	Globalscape, Inc. *	7,693
	680	i2 Technologies, Inc. *	9,527
	1,180	McAfee, Inc. *	39,719
	7,090	Motive, Inc. *	11,698
	170	NDS Group PLC ADR *	9,180
	580	RightNow Technologies, Inc. *	5,933
	9,980	Safeguard Scientifics, Inc. *	19,162
	4,620	Secure Computing Corp. *	41,349
	4,140	SonicWALL, Inc. *	36,349
	5,320	Sourcefire, Inc. *	36,176
	2,750	Symantec Corp. *	49,308
	2,790	TeleCommunication Systems, Inc. *	9,960

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited) (continued)
	Shares		Value
		INTERNET (continued)
	1,370	TIBCO Software, Inc. *	$ 10,193
	6,140	Towerstream Corp. *	14,183
	1,590	Vasco Data Security International, Inc. *	30,162
	1,170	VeriSign, Inc. *	39,686
	290	Vocus, Inc. *	8,532
			619,193
		IRON / STEEL - 3.8%
	1,090	AK Steel Holding Corp.	52,080
	650	ArcelorMittal ADR	43,153
	560	Cia Siderurgica Nacional SA ADR	54,113
	3,556	Esmark, Inc. *	35,738
	1,700	Gerdau SA ADR	44,166
	4,940	Grupo Simec SAB de CV ADR*	50,141
	530	Mechel Steel ADR	49,025
	850	Nucor Corp.	49,130
	330	POSCO ADR	44,715
	840	Steel Dynamics, Inc.	43,806
	1,290	Ternium SA ADR	45,098
	420	United States Steel Corp.	42,886
			554,051
		MACHINERY - DIVERSIFIED - 4.9%
	1,590	AGCO Corp. *	95,750
	5,850	Alamo Group, Inc.	111,033
	3,760	Art's-Way Manufacturing Co, Inc.	93,624
	980	Chart Industries, Inc. *	24,804
	1,640	CNH Global NV ADR	80,852
	1,160	Deere & Co.	101,802
	3,210	Kubota Corp. ADR	116,523
	1,520	Lindsay Corp.	92,750
			717,138
		MEDIA - 0.1%
	440	Thomson Corp.	15,638

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited) (continued)
	Shares		Value
		METAL FABRICATE / HARDWARE - 0.9%
	1,320	Ampco-Pittsburgh Corp.	$ 51,176
	1,260	Norsk Hydro ASA ADR	14,837
	190	Precision Castparts Corp.	21,622
	1,120	Tenaris SA ADR	44,766
			132,401
		MISCELLANEOUS MANUFACTURING - 3.0%
	210	3M Co.	16,726
	470	Carlisle Cos, Inc.	15,651
	390	Crane Co.	15,939
	200	Eaton Corp.	16,552
	450	ESCO Technologies, Inc. *	16,871
	1,600	Federal Signal Corp.	18,544
	480	General Electric Co.	16,997
	1,440	Griffon Corp. *	15,696
	280	Harsco Corp.	15,938
	1,070	Hexcel Corp. *	23,358
	290	Honeywell International, Inc.	17,130
	280	ITT Corp.	16,640
	460	Lancaster Colony Corp.	16,036
	2,670	LSB Industries, Inc. *	73,612
	430	Raven Industries, Inc.	12,909
	110	Siemens AG ADR	14,306
	180	SPX Corp.	18,108
	1,030	Standex International Corp.	18,736
	290	Teleflex, Inc.	17,145
	1,290	Tomkins Plc ADR	17,725
	1,060	Tredegar Corp.	14,692
	1,700	Trimas Corp. *	11,781
	450	Tyco International Ltd.	17,712
			438,804

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited) (continued)
	Shares		Value
		OIL & GAS - 9.3%
	3,610	Abraxas Petroleum Corp. *	$ 13,213
	1,980	American Oil & Gas, Inc. *	8,613
	190	Anadarko Petroleum Corp.	11,132
	120	Apache Corp.	11,453
	960	Approach Resources, Inc. *	14,707
	340	Arena Resources, Inc. *	12,094
	220	Atlas America, Inc.	11,266
	400	Atlas Energy Resources LLC	10,800
	250	ATP Oil & Gas Corp. *	9,410
	290	Berry Petroleum Co.	10,866
	320	Bill Barrett Corp. *	13,366
	8,190	Blue Dolphin Energy Co. *	14,414
	630	Bois d'Arc Energy, Inc. *	12,065
	1,090	BPZ Resources, Inc. *	13,974
	440	BreitBurn Energy Partners LP	11,211
	1,700	Brigham Exploration Co. *	11,798
	320	Cabot Oil & Gas Corp.	12,381
	780	Callon Petroleum Co. *	12,020
	1,860	Cano Petroleum, Inc. *	10,918
	230	Carrizo Oil & Gas, Inc. *	11,196
	330	Chesapeake Energy Corp.	12,286
	100	Clayton Williams Energy, Inc. *	3,610
	400	CNX Gas Corp. *	13,680
	380	Comstock Resources, Inc. *	12,046
	690	Concho Resources, Inc. *	14,007
	400	Constellation Energy Partners LLC	10,088
	270	Contango Oil & Gas Co. *	16,200
	530	Continental Resources, Inc. *	13,202
	460	Denbury Resources, Inc. *	11,638
	140	Devon Energy Corp.	11,897
	2,310	Edge Petroleum Corp. *	15,269
	400	Encore Acquisition Co. *	13,040
	140	EOG Resources, Inc.	12,250
	410	EXCO Resources, Inc. *	6,146
	250	Forest Oil Corp. *	11,305
	6,590	Gasco Energy, Inc. *	13,246
	2,460	GeoMet, Inc. *	12,644
	1,200	Georesources, Inc. *	10,956
	660	Gulfport Energy Corp. *	9,999

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited) (continued)
	Shares		Value
		OIL & GAS (continued)
	4,590	Imperial Oil Ltd.	$ 224,405
	510	Linn Energy LLC	11,077
	1,050	McMoRan Exploration Co. *	16,527
	250	Newfield Exploration Co. *	12,470
	2,090	NGAS Resources, Inc. *	11,181
	160	Noble Energy, Inc.	11,613
	180	Occidental Petroleum Corp.	12,217
	4,690	Petro-Canada	213,864
	790	PetroHawk Energy Corp. *	12,443
	220	Petroleum Development Corp. *	12,650
	260	Pioneer Natural Resources Co.	10,894
	240	Plains Exploration & Production Co. *	11,674
	1,780	Quest Resource Corp. *	13,190
	210	Quicksilver Resources, Inc. *	11,934
	250	Range Resources Corp.	13,055
	1,070	Rex Energy Corp. *	12,401
	390	SandRidge Energy, Inc. *	11,868
	2,310	Suncor Energy, Inc.	217,094
	180	Ultra Petroleum Corp. *	12,384
	760	Vanguard Natural Resources LLC	12,312
	640	Venoco, Inc. *	9,786
	900	Warren Resources, Inc. *	11,448
	240	Whiting Petroleum Corp. *	12,898
	122	XTO Energy, Inc.	6,337
			1,366,128

		OIL & GAS SERVICES - 4.0%
	370	Baker Hughes, Inc.	24,024
	1,185	Bolt Technology Corp. *	21,330
	630	Cameron International Corp. *	25,364
	810	CARBO Ceramics, Inc.	27,823
	4,660	CE Franklin Ltd. *	29,871
	770	Dresser-Rand Group, Inc. *	24,409
	520	Dril-Quip, Inc. *	25,241
	380	Exterran Holdings, Inc. *	24,791
	940	Exterran Partners LP	31,499
	840	Flotek Industries, Inc. *	17,111
	520	FMC Technologies, Inc. *	25,043

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited) (continued)
	Shares		Value
		OIL & GAS SERVICES (continued)
	540	Grant Prideco, Inc. *	$ 26,881
	960	Gulf Island Fabrication, Inc.	24,019
	1,950	ION Geophysical Corp. *	24,180
	530	Lufkin Industries, Inc.	28,021
	1,530	Mitcham Industries, Inc. *	25,704
	550	NATCO Group, Inc. *	25,179
	420	National Oilwell Varco, Inc. *	25,297
	1,540	Natural Gas Services Group, Inc. *	26,642
	410	Smith International, Inc.	22,226
	1,050	Tesco Corp. *	23,877
	460	Weatherford International Ltd. *	28,433
	3,320	WSP Holdings Ltd. ADR *	26,958
			583,923
		PHARMACEUTICALS - 3.8%
	1,430	Alexza Pharmaceuticals, Inc. *	9,009
	2,100	AmerisourceBergen Corp.	97,965
	6,576	Animal Health International, Inc. *	78,912
	2,500	BioScrip, Inc. *	19,400
	1,630	Cardinal Health, Inc.	94,491
	240	Express Scripts, Inc. *	16,198
	730	HealthExtras, Inc. *	20,184
	380	Medco Health Solutions, Inc. *	19,030
	2,050	National Medical Health Card Systems, Inc. *	19,250
	850	Omnicare, Inc.	18,819
	17,860	Ore Pharmaceuticals, Inc. *	14,645
	1,390	PharMerica Corp. *	20,628
	4,160	Synutra International, Inc. *	110,323
	420	VCA Antech, Inc. *	16,237
			555,091
		RETAIL - 0.1%
	3,520	Allion Healthcare, Inc. *	20,944

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited) (continued)
	Shares		Value
		SOFTWARE - 4.2%
	1,370	Actuate Corp. *	$ 7,809
	1,170	American Software, Inc.	10,869
	610	Aspen Technology, Inc. *	8,571
	370	Blackbaud, Inc.	10,238
	340	BladeLogic, Inc. *	5,586
	280	BMC Software, Inc. *	8,971
	1,690	Bsquare Corp. *	9,785
	400	CA, Inc.	8,812
	1,670	Callidus Software, Inc. *	8,233
	230	CAM Commerce Solutions, Inc.	9,442
	2,530	Captaris, Inc. *	8,526
	270	Citrix Systems, Inc. *	9,347
	490	Commvault Systems, Inc. *	9,124
	1,120	Compuware Corp. *	9,520
	270	Concur Technologies, Inc. *	9,466
	3,580	Convera Corp. *	7,590
	1,680	Datawatch Corp. *	7,258
	560	Deltek, Inc. *	7,280
	510	DemandTec, Inc. *	6,543
	2,040	Double-Take Software, Inc. *	31,620
	520	Efuture Information Technology, Inc. *	6,874
	840	Epicor Software Corp. *	9,282
	3,330	Evolving Systems, Inc. *	7,826
	860	FalconStor Software, Inc. *	7,585
	23,520	Goldleaf Financial Solutions, Inc. *	35,515
	890	GSE Systems, Inc. *	8,411
	710	Guidance Software, Inc. *	8,172
	600	Informatica Corp. *	11,586
	360	Interactive Intelligence, Inc. *	5,897
	2,080	Iona Technologies Plc ADR *	6,510
	480	JDA Software Group, Inc. *	8,539
	1,060	Lawson Software, Inc. *	9,211
	100	MicroStrategy, Inc. *	7,292
	250	NetSuite, Inc. *	6,870
	2,830	Ninetowns Internet Technology Group Co. Ltd. ADR *	8,150
	1,440	Novell, Inc. *	9,158
	440	Omnicell, Inc. *	11,035
	320	Open Text Corp. *	9,882
	1,070	Opnet Technologies, Inc. *	9,726

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited) (continued)
	Shares		Value
		SOFTWARE (continued)
	440	Oracle Corp. *	$ 9,042
	2,260	Pervasive Software, Inc. *	8,475
	750	Phoenix Technologies Ltd. *	11,400
	310	Progress Software Corp. *	9,151
	510	PROS Holdings, Inc. *	7,828
	1,190	QAD, Inc.	10,555
	540	Quest Software, Inc. *	8,073
	610	Retalix Ltd. *	9,595
	180	Salesforce. *com, Inc. *	9,410
	200	SAP AG ADR	9,542
	1,170	Smith Micro Software, Inc. *	8,810
	440	Solera Holdings, Inc. *	10,028
	280	SPSS, Inc. *	9,254
	400	Sybase, Inc. *	11,288
	280	Synchronoss Technologies, Inc. *	5,964
	350	Taleo Corp. *	7,395
	1,240	Ulticom, Inc. *	8,866
	320	Ultimate Software Group, Inc. *	8,656
	1,170	Unica Corp. *	8,752
	2,270	Verint Systems, Inc. *	41,995
	340	Versant Corp. *	9,058
	110	VMware, Inc. *	6,232
			611,480
		TELECOMMUNICATIONS - 5.2%
	310	America Movil SAB de CV Ser. L ADR	18,560
	310	America Movil SAB de CV Ser. A ADR	18,566
	440	American Tower Corp. *	16,513
	5,050	Applied Signal Technology, Inc.	67,468
	8,770	APT Satellite Holdings Ltd. ADR *	13,856
	590	Cellcom Israel Ltd.	18,190
	2,030	Centennial Communications Corp. *	11,612
	220	China Mobile Ltd. ADR	16,614
	840	China Unicom Ltd. ADR	19,883
	4,010	CPI International, Inc. *	51,889
	450	Crown Castle International Corp. *	16,285
	8,270	FiberTower Corp. *	14,803
	3,430	Goamerica, Inc. *	22,535
	350	Hughes Communications, Inc. *	17,973

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited) (continued)
	Shares		Value
		TELECOMMUNICATIONS (continued)
	830	Hutchison Telecommunications International Ltd. ADR	$ 17,488
	520	iPCS, Inc.	13,380
	3,100	KongZhong Corp. ADR *	15,810
	970	MetroPCS Communications, Inc. *	17,528
	160	Millicom International Cellular SA *	16,950
	190	Mobile Telesystems ADR	15,776
	390	NII Holdings, Inc. *	16,637
	640	NTELOS Holdings Corp.	13,619
	1,150	NTT DoCoMo, Inc. ADR	18,101
	850	Partner Communications ADR	17,638
	790	Shenandoah Telecom Co.	14,433
	630	SK Telecom Co. Ltd. ADR	15,649
	1,440	Sprint Nextel Corp.	15,163
	1,210	Syniverse Holdings, Inc. *	19,106
	340	Telemig Celular Participacoes SA ADR	19,951
	300	Telephone & Data Systems, Inc.	15,822
	2,600	TerreStar Corp. *	13,650
	540	Tim Participacoes SA ADR	20,660
	680	Turkcell Iletisim Hizmet AS ADR	15,409
	220	US Cellular Corp. *	15,534
	1,320	USA Mobility, Inc. *	15,853
	450	Vimpel-Communications ADR	15,476
	2,120	Virgin Mobile USA, Inc. *	17,024
	3,450	Vivo Participacoes SA ADR	20,252
	510	Vodafone Group PLC ADR	17,799
	1,990	WPCS International, Inc. *	16,358
			755,813
		WATER - 0.1%
	530	Pico Holdings, Inc. *	17,548

		TOTAL COMMON STOCKS (Cost $14,932,560)	13,694,017

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited) (continued)
	Shares		Value
		SHORT-TERM INVESTMENTS - 5.0%
	726,810	Goldman Sachs Financial Square Treasury Instruments Fund, 2.84% **	$ 726,810
		(Cost $ 726,810)

		TOTAL INVESTMENTS - 98.2% (Cost $15,659,370) (a)	$ 14,420,827
		OTHER ASSETS & LIABILITIES - 1.8%	261,606
		NET ASSETS - 100.0%	$ 14,682,433

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially similiar and differs from market value by
	net unrealized appreciation / depreciation of securities as follows:
		Unrealized appreciation	$ 387,731
		Unrealized depreciation	(1,626,274)
		Net unrealized depreciation	$ (1,238,543)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2008.
ADR - American Depositary Receipts

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2008 (unaudited)

ASSETS
Investment securities:
At cost	$ 15,659,370
At value	$ 14,420,827
Receivable for securities sold	319,121
Dividends and interest receivable	3,777
Prepaid expenses and other assets	10,298
TOTAL ASSETS	14,754,023

LIABILITIES
Payable for investments purchased	39,205
Distribution (12b-1) fees payable	11,567
Investment advisory fees payable	4,037
Administration fees payable	2,932
Fund accounting fees payable	2,476
Custody fees payable	2,324
Transfer agent fees payable	950
Compliance officer fees payable	475
Accrued expenses and other liabilities	7,624
TOTAL LIABILITIES	71,590
NET ASSETS	$ 14,682,433

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 16,427,271
Accumulated net investment loss	(41,747)
Accumulated net realized loss from security transactions	(464,548)
Net unrealized depreciation of investments	(1,238,543)
NET ASSETS	$ 14,682,433

See accompanying notes to financial statements.

AlphaStream Special Equity Fund
STATEMENT OF ASSETS AND LIABILITIES (continued)
January 31, 2008 (unaudited)

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 13,672,307
Shares of beneficial interest outstanding	1,540,907

See accompanying notes to financial statements.

AlphaStream Special Equity Fund
STATEMENT OF OPERATIONS
For the Period January 31, 2008 (unaudited) (a)

INVESTMENT INCOME
Interest	$ 78,682
Dividends (net of $ 250 foreign taxes withheld)	29,165
TOTAL INVESTMENT INCOME	107,847

EXPENSES
Investment advisory fees	51,302
Distribution (12b-1) fees:
Investors Class	47,414
Administrative services fees	33,657
Transfer agent fees	23,357
Professional fees	15,638
Accounting services fees	12,809
Compliance officer fees	9,713
Custodian fees	4,368
Registration fees	2,906
Printing and postage expenses	2,275
Trustees' fees and expenses	949
Insurance expense	243
Other expenses	1,004
TOTAL EXPENSES	205,635

Fees waived/expenses reimbursed by the Advisor	(56,041)
NET EXPENSES	149,594

NET INVESTMENT LOSS	(41,747)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from security transactions	(464,548)
Net change in unrealized depreciation of investments	(1,238,543)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,703,091)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (1,744,838)

(a) The AlphaStream commenced operations August 1, 2007.

See accompanying notes to financial statements.

AlphaStream Special Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
January 31, 2008 (a)
(unaudited)
FROM OPERATIONS
Net investment loss	$ (41,747)
Net realized loss from security transactions	(464,548)
Net change in unrealized depreciation of investments	(1,238,543)
Net decrease in net assets resulting from operations	(1,744,838)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	15,605,083
Retail Class	1,102,921
Payments for shares redeemed:
Investor Class	(280,681)
Retail Class	(52)
Net increase in net assets from shares of beneficial interest	16,427,271

TOTAL INCREASE IN NET ASSETS	14,682,433

NET ASSETS
Beginning of Period	-
End of Period *	$ 14,682,433
* Includes accumulated net investment loss of:	$ (41,747)

SHARE ACTIVITY
Investor Class:
Shares Sold	1,570,344
Shares Redeemed	(29,437)
Net increase in shares of beneficial interest outstanding	1,540,907

Retail Class
Shares Sold	113,249
Shares Redeemed	(5)
Net increase in shares of beneficial interest outstanding	113,244

(a) The AlphaStream Special Equity Fund commenced operations August 1, 2007.

See accompanying notes to financial statements.

AlphaStream Special Equity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Investor Class	Retail Class
	For the Period	For the Period
	Ended	Ended
	January 31, 2008	January 31, 2008
	(unaudited) (1)	(unaudited)(1)
Net asset value, beginning of period	$ 10.00	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.05)	0.00	(3)
Net realized and unrealized
gain on investments	(1.08)	(1.08)
Total from investment operations	(1.13)	(1.08)

Net asset value, end of period	$ 8.87	$ 8.92

Total return (4)(5)	(11.30%)	(10.80%)

Net assets, end of period (000s)	$ 13,672	$ 1,010

Ratio of gross expenses to average
net assets (6)	4.08%	3.08%
Ratio of net expenses to average
net assets (6)	2.99%	1.99%
Ratio of net investment income (loss)
to average net assets (6)	-0.89%	0.07%

Portfolio Turnover Rate (5)	118%	118%

(1)	The Investor Class and Retail Class shares of the AlphaStream Special Equity Fund commenced operations on August 1, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $.01 per share
(4) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not annualized.
(6) Annualized.

See accompanying notes to financial statements.

AlphaStream Special Equity Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008 (unaudited)

1.

ORGANIZATION

The AlphaStream Special Equity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund seeks to provide capital appreciation.

The Fund currently offers two classes of shares the Investor Class shares and the Retail Class shares.  Both Classes of shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

AlphaStream Special Equity Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008 (unaudited)

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Fund.

AlphaStream Special Equity Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008 (unaudited)

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended January 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $23,224,064 and $7,800,519, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. AlphaStream Portfolios, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

AlphaStream Special Equity Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008 (unaudited)

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 2.99% and 1.99% per annum of the Fund’s average daily net assets for Investor Class shares and Retail Class shares, respectively.  During the period ended January 31, 2008 the Advisor waived/reimbursed fees totaling $56,041.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Investor Class and Retail Class shares are subsequently less than 2.99% and 1.99% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.99% and 1.99% of average daily net assets for the Investor Class and Retail Class shares, respectively. If Fund Operating Expenses attributable to the Investor Class and Retail Class shares subsequently exceed 2.99% and 1.99% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 1.00% of its average daily net assets for Investor Class shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder service fee) and is paid to Aquarius Fund Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $150. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

AlphaStream Special Equity Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008 (unaudited)

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $30,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the period ended January 31, 2008 were $725. The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

AlphaStream Special Equity Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008 (unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2008, the Fund incurred expenses of $9,713 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended January 31, 2008, GemCom collected amounts totaling $921 for EDGAR and printing services performed.

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the period ended January 31, 2008, the Fund assessed $0 in redemption fees.

AlphaStream Special Equity Fund

EXPENSE EXAMPLES

January 31, 2008 (unaudited)

As a shareholder of the AlphaStream Special Equity Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the AlphaStream Special Equity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 through January 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the AlphaStream Special Equity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period 8/1/07 – 1/31/08*
Investor Class	$1,000.00	$887.00	$14.18
Retail Class	1,000.00	892.00	9.46

Hypothetical (5% return before expenses)	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period 8/1/07 – 1/31/08*
Investor Class	$1,000.00	$1,010.10	$15.11
Retail Class	1,000.00	1,015.13	10.08

*Expenses are equal to the Fund’s annualized expense ratio of 2.99% for the investor class and 1.99% for the retail class; multiplied by the average account value over the period, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

AlphaStream Special Equity Fund

SUPPLEMENTAL INFORMATION

January 31, 2008 (unaudited)

Approval of Advisory Agreement – AlphaStream Special Equity Fund

In connection with a regular Board meeting held on June 28, 2007 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between AlphaStream Portfolios, Inc. (the “Adviser”) and the Trust, on behalf of AlphaStream Special Equity Fund (the “Fund”).  In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the existing accounts of the Adviser; and ( b ) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.

In their consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services.   A presentation was given by a representative of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed with a representative of the Adviser the extent of its research capabilities, the quality of its compliance infrastructure and the experience of its Fund management personnel.  The Trustees concluded that the Adviser is qualified to provide quality services to the Fund ..

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund; however, the Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance with its existing accounts, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser has the potential to deliver good investment performance results from the Fund ..

Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees then discussed the proposed active management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, next considered the estimated Fund expense ratio, and expense ratios of a peer group of funds.  The Board reviewed the contractual arrangements by which the Adviser has agreed to reduce its fees and/or absorb expenses of the Fund, at least until August 1, 2008, to ensure that Net Annual Fund Operating Expenses will not exceed 1.99% for Retail Class shares and 2.99% for Investor Class shares and found such arrangements to be beneficial to the shareholders of the Fund.  The Board reviewed the Adviser’s financial statements and concluded that it is sufficiently well capitalized to meet its obligations to the Fund.   The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by funds in the peer group.

AlphaStream Special Equity Fund

SUPPLEMENTAL INFORMATION (continued)

January 31, 2008 (unaudited)

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Agreement.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-900-6565 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-900-6565.

INVESTMENT ADVISOR

AlphaStream Portfolios, Inc.

2625 Cumberland Pkwy, Suite 220

Atlanta, GA 30339

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/4/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/4/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/4/08